Principal Funds, Inc.

Supplement dated March 13, 2015
to the Statement of Additional Information
dated March 1, 2015

This supplement updates information currently in the Statement of Additional Information. Please retain this supplement for future reference.

INTERMEDIARY COMPENSATION
Under the sub-heading “Additional Payments to Intermediaries,” add the following to the list of intermediaries:
Investors Capital Corp
JP Turner & Company
Legend Equities Corporation

PORTFOLIO MANAGER DISCLOSURE
Effective on December 31, 2015, delete all references to Ann H. Benjamin under the “Sub-Advisor: Neuberger Berman Fixed Income LLC” heading.